Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The accompanying unaudited condensed consolidated financial statements of XCHG Limited (“the Company”), its wholly-owned subsidiaries (collectively referred to as “the Group”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the U.S. Securities and Exchange Commission. The consolidated balance sheet as of December 31, 2025 was derived from the audited consolidated financial statements of the Group. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Company as of and for the year ended December 31, 2025, which are included in the Annual Report on Form 20F.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of June 30, 2026, the results of operations and cash flows for the six months ended June 30, 2025 and 2026, have been made.

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods. Significant accounting estimates include, but not limited to, allowance for credit losses, write downs for excess and obsolete inventories, the realization of deferred income tax assets and the fair value of ordinary shares, redeemable preference shares and convertible debts. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Group will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Group is evaluating strategies to obtain additional funding for future operations. These strategies may include, but are not limited to, obtaining equity financing, issuing debt or entering into other financing arrangements and obtaining agreements with the existing investors to extend the due dates for outstanding debt. However, the Group may be unable to access to future equity or debt financing when needed. As such, there can be no assurance that the Group will be able to obtain additional liquidity when needed or under acceptable terms, if at all.

The unaudited condensed consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Group were unable to continue as a going concern.

Concentration of Risk

(b) Concentration of risk

Concentration of customers and suppliers

Customers from whom individually represent greater than 10% of total revenues of the Group for the six months ended June 30, 2025 and 2026 are as follows.

	For the Six Months ended June 30,
	2025		2026
	US$	%	US$	%
Customer A	*	*	2,165,662	21%
Customer B	*	*	1,084,000	11%
Customer C	1,389,443	11%	*	*
Customer D	1,281,392	10%	*	*

Suppliers from whom individually represent greater than 10% of total purchases of the Group for the six months ended June 30, 2025 and 2026 are as follows.

	For the Six Months ended June 30,
	2025		2026
	US$	%	US$	%
Supplier A	660,265	11%	1,032,065	11%
Supplier B	820,419	13%	*	*
Supplier C	786,562	12%	*	*
Supplier D	725,198	12%	*	*

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,		As of June 30,
	2025		2026
	US$	%	US$	%
Customer A	*	*	2,988,337	46%
Customer E	1,224,249	17%	*	*

Customers accounting for 10% or more of contract liabilities are as follows:

	As of December 31,		As of June 30,
	2025		2026
	US$	%	US$	%
Customer F	*	*	2,276,250	35%
Customer G	660,000	16%	660,000	10%

Suppliers accounting for 10% or more of accounts payable are as follows:

	As of December 31,		As of June 30,
	2025		2026
	US$	%	US$	%
Supplier A	1,612,153	24%	1,807,541	22%
Supplier E	*	*	1,075,283	13%
Supplier C	1,119,645	17%	*	*
Supplier D	687,776	10%	*	*

Suppliers accounting for 10% or more of prepayments are as follows:

	As of December 31,		As of June 30,
	2025		2026
	US$	%	US$	%
Supplier B	625,654	20%	654,399	29%
Supplier F	1,789,478	56%	559,010	34%

* The amount was less than 10% of total sales, total purchases or total balance.

Concentration of credit risk

Cash and cash equivalents consisted of cash on hand, cash at bank and term deposits, which have original maturities of three months or less and are readily convertible to known amounts of cash. The Group’s cash and cash equivalents, excluding cash on hand, are deposited in financial institutions at below locations:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Financial institutions in the mainland of the PRC
—Denominated in RMB	1,827,969	294,013
—Denominated in USD	7,400	283,676
—Denominated in EUR	1,574,250	29,070
Total cash and cash equivalents balances held at mainland PRC financial institutions	3,409,619	606,759
Financial institution in Germany
—Denominated in EUR	1,833,658	539,112
Total cash balances held at a Germany financial institution	1,833,658	539,112
Financial institutions in the USA
—Denominated in USD	6,141,320	7,703,724
Total cash balances held at a USA financial institution	6,141,320	7,703,724
Total cash and cash equivalents balances held at financial institutions	11,384,597	8,849,595

Recent Accounting Pronouncements

(c) Recent accounting pronouncements

Newly adopted accounting pronouncements

In July 2025, the FASB issued ASU 2025-05 — Financial Instruments — Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group adopted ASU 2025-05 effective January 1, 2026 on a prospective basis and elected the practical expedient. The adoption did not have a material impact on the Group's unaudited condensed consolidated financial statements and related disclosures.

Recent accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The amendments in this update establish authoritative guidance on the recognition, measurement, presentation, and disclosure of government grants. For public business entities, this update is effective for annual periods beginning after December 15, 2028, including interim periods within those annual reporting years. For all other entities, the amendments are effective for annual reporting periods beginning after December 15, 2029. Early adoption is permitted for all entities. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Improvements to Interim Disclosure Requirements (“ASU 2025-11”). The amendments clarify disclosure requirements for interim financial statements. For public business entities, the amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For all other entities, the amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.